SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss	$ (5,219)	$ (3,435)	$ (8,985)	$ (9,707)	$ (11,264)	$ (14,407)
Weighted-average shares of common stock outstanding used to compute net loss per share, basic	9,455,751	970,402	9,235,006	970,297	3,302,818	655,665
Weighted-average shares of common stock outstanding used to compute net loss per share, diluted	9,455,751	970,402	9,235,006	970,297	3,302,818	655,665
Net loss per share, basic	$ (0.55)	$ (3.54)	$ (0.97)	$ (10.00)	$ (3.41)	$ (21.97)
Net loss per share, diluted	$ (0.55)	$ (3.54)	$ (0.97)	$ (10.00)	$ (3.41)	$ (21.97)